ACQUISITIONS AND INVESTMENTS - Additional Information (Details)												1 Months Ended		3 Months Ended				12 Months Ended
	Mar. 19, 2026 EUR (€)	Mar. 12, 2026 USD ($)	Mar. 12, 2026 EUR (€)	Feb. 26, 2026 USD ($)	Feb. 09, 2026 USD ($)	Feb. 06, 2026 USD ($) shares	Jan. 15, 2026 USD ($) $ / shares	Jan. 13, 2026 USD ($) $ / shares shares	Nov. 30, 2025 USD ($) $ / shares shares	Oct. 31, 2025 USD ($)	Mar. 14, 2025 USD ($)	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 USD ($) shares	Dec. 31, 2025 USD ($) shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Jan. 31, 2026 USD ($)	Jan. 13, 2026 EUR (€)	Nov. 30, 2025 EUR (€)	Mar. 14, 2025 £ / shares
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage required for significant influence												20.00%	20.00%	20.00%	20.00%
Research and Development Expense														$ 67,500			$ 184,563	$ 174,559	$ 1,821,816
Common stock, shares issued | shares												154,588,426	154,588,426	154,588,426	154,588,426	92,816,561		92,816,561	4,062,974
Nominal value														$ 749,905
Change in fair value of convertible notes receivable														1,073,803			0	$ (2,679,772)	$ 0
Principal amount outstanding												$ 39,776,987	$ 39,776,987	39,776,987	$ 39,776,987	$ 25,458,016		25,458,016
Subscription for orbit shares																11,778,600		11,778,600
Interest expense														71,212			193,480	472,381	3,346,896
Revenue														407,644			0	0	152,127
Net loss														(459,898)			(16,611,425)	(79,071,276)	(34,515,754)
Issuance of Common Stock														2,150,836					200,000
Change in fair value of derivative liability														(4,909,820)			(37,900)	(37,900)	$ (141,100)
Reclassification of derivative liability in connection with amendment to Orbit Preferred Obligation														2,505,010
Gain on extinguishment of Orbit Preferred Obligation in excess of derivative liability fair value, recognized as a capital contribution (related party)														784,807
Advance on Tekne Convertible Receivable																		$ 1,179,686
Issuance of Tekne Subordinated Convertible Note														928,000
Gain on initial recognition of Tekne Investment														84,000			0
Orbit Amendment [Member]
Schedule of Equity Method Investments [Line Items]
Issuance of Common Stock					$ 10,020,040
Change in fair value of derivative liability												4,909,820
Reclassification of derivative liability in connection with amendment to Orbit Preferred Obligation												2,505,010
Gain on extinguishment of Orbit Preferred Obligation in excess of derivative liability fair value, recognized as a capital contribution (related party)												784,807
Orbit preferred obligation in excess of derivative liability carrying value					8,199,636
Orbit preferred obligation in excess of derivative liability fair value					$ 7,414,830
Lyocon Acquisition [Member]
Schedule of Equity Method Investments [Line Items]
Aggregate purchase price							$ 2,310,558
Business acquisition, cash paid							$ 750,000
Revenue														340,365
Net loss															7,466
Business acquisition date of acquisition agreement							Jan. 15, 2026
Payments to acquire ownership interest in cash							$ 750,000
Promissory notes, principal amount							1,250,000
Debt instrument face amount							$ 1,000,000
Potential earn out payment period							5 years
Funding written notice period							30 days
Percentage of earn-out entitled							30.00%
Identifiable intangible assets							$ 535,400
Fair value of contingent consideration							138,558
Lyocon Acquisition [Member] | Debt [Member]
Schedule of Equity Method Investments [Line Items]
Debt instrument face amount							500,000
Lyocon Acquisition [Member] | Short-Term Debt [Member]
Schedule of Equity Method Investments [Line Items]
Debt instrument face amount							250,000
Lyocon Acquisition [Member] | Long-Term Debt [Member]
Schedule of Equity Method Investments [Line Items]
Debt instrument face amount							250,000
Lyocon Acquisition [Member] | Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense
Schedule of Equity Method Investments [Line Items]
Acquisition-related costs														308,169
Lyocon Acquisition [Member] | Trade names / trademarks [Member]
Schedule of Equity Method Investments [Line Items]
Identifiable intangible assets							$ 62,770
Acquired intangible assets useful lives							5 years
Lyocon Acquisition [Member] | Cash Earnout [Member]
Schedule of Equity Method Investments [Line Items]
Contingent consideration liability							$ 1,000,000
Lyocon Acquisition [Member] | Cash Earnout [Member] | Minimum
Schedule of Equity Method Investments [Line Items]
Undiscounted amount to pay in earn-out							0
Lyocon Acquisition [Member] | Cash Earnout [Member] | Maximum
Schedule of Equity Method Investments [Line Items]
Undiscounted amount to pay in earn-out							1,000,000
Tekne Transaction [Member]
Schedule of Equity Method Investments [Line Items]
Escrow deposit amount												4,200,000	4,200,000	4,200,000	4,200,000
Issuance of Tekne Subordinated Convertible Note								$ 928,000
Gain on initial recognition of Tekne Investment								$ 84,000
H&K Investment Agreement [Member]
Schedule of Equity Method Investments [Line Items]
Aggregate purchase price						$ 15,000,000
Common stock, shares issued | shares						295,000
Percentage of outstanding common shares						0.80%
Transaction expenses												$ 22,134	$ 22,134	$ 22,134	$ 22,134
January 2026 Tekne Agreements [Member] | Tekne Transaction [Member]
Schedule of Equity Method Investments [Line Items]
Business acquisition date of acquisition agreement									Nov. 30, 2025
Equity interest								2.90%	2.90%												2.90%	2.90%
Provision for convertible receivable | €																					€ 13,000,000	€ 13,000,000
Assets guaranteed								$ 4,200,000
Advance on Tekne Convertible Receivable																$ 1,179,686
January 2026 Tekne Agreements [Member] | Tekne Transaction [Member] | Letter of Credit [Member]
Schedule of Equity Method Investments [Line Items]
Cash collateral																				$ 875,000
Tekne Convertible Receivable [Member] | Tekne Transaction [Member]
Schedule of Equity Method Investments [Line Items]
Provision for convertible receivable | €																						€ 13,000,000
Debt instrument, maturity date									Jan. 13, 2027
Tekne Convertible Receivable [Member] | March 2026 Tekne Letter [Member] | Minimum
Schedule of Equity Method Investments [Line Items]
Increase of convertible receivable amount | €	€ 13,000,000
Tekne Convertible Receivable [Member] | March 2026 Tekne Letter [Member] | Maximum
Schedule of Equity Method Investments [Line Items]
Increase of convertible receivable amount | €	16,692,000
GP Authorization [Member] | March 2026 Tekne Letter [Member]
Schedule of Equity Method Investments [Line Items]
Capital increase amount | €	€ 13,000,000
Interest Acquisition [Member] | Tekne Transaction [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest									0.00%													0.00%
Subordinated convertible note principal amount								$ 1,740,000	$ 1,740,000
Debt instrument, maturity date									Jan. 31, 2027
Subordinated convertible note converted shares | shares								1,394,790	1,394,790
Conversion price per share | $ / shares								$ 1.25	$ 1.25
Lyocon Purchase Agreement [Member]
Schedule of Equity Method Investments [Line Items]
Business acquisition, cash paid							$ 2,000,000
Equity Awards Equal to 0.07% of Market Cap [Member] | Lyocon Acquisition [Member]
Schedule of Equity Method Investments [Line Items]
Share price | $ / shares							$ 3.49
Number of consecutive trading days							20 days
Percentage of entitlement of equity awards to market cap							0.07%
Equity Awards Equal to 0.10% of Market Cap [Member] | Lyocon Acquisition [Member]
Schedule of Equity Method Investments [Line Items]
Share price | $ / shares							$ 4.99
Number of consecutive trading days							20 days
Percentage of entitlement of equity awards to market cap							0.10%
Equity Awards Equal to 0.15% of Market Cap [Member] | Lyocon Acquisition [Member]
Schedule of Equity Method Investments [Line Items]
Share price | $ / shares							$ 9.98
Number of consecutive trading days							20 days
Percentage of entitlement of equity awards to market cap							0.15%
Developed Technology Rights [Member]
Schedule of Equity Method Investments [Line Items]
Average useful life												5 years 4 months 24 days	5 years 4 months 24 days	5 years 4 months 24 days	5 years 4 months 24 days
Developed Technology Rights [Member] | Lyocon Acquisition [Member]
Schedule of Equity Method Investments [Line Items]
Identifiable intangible assets							$ 348,720
Acquired intangible assets useful lives							8 years
Customer Relationships [Member]
Schedule of Equity Method Investments [Line Items]
Average useful life												7 years 3 months 18 days	7 years 3 months 18 days	7 years 3 months 18 days	7 years 3 months 18 days	7 years		7 years
Customer Relationships [Member] | Lyocon Acquisition [Member]
Schedule of Equity Method Investments [Line Items]
Identifiable intangible assets							$ 267,352
Acquired intangible assets useful lives							8 years
Orbit [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment																$ 949,806		$ 949,806
Equity method investment, ownership percentage							22.00%			10.70%		10.70%	10.70%	10.70%	10.70%					22.00%
Aggregate purchase price							$ 16,592,107
Business acquisition, cash paid							2,000,000									1,500,000
Proportionate share of net assets | shares																		1,112,750
Business acquisition, consideration advance payment																		$ 3,750,000
Settlement date										Dec. 31, 2026				Dec. 31, 2026
Subscription for orbit shares																11,778,600		11,778,600
Fair value of orbit preferred obligation																		8,028,600
Deposit on acquisition																$ 733,272		733,272
Interest expense														$ 67,737			$ 0	$ 103,299
Equity interest previously held fair value												$ 890,398	$ 890,398	890,398	$ 890,398
Equity remeasurement loss														59,408
Transaction expenses												$ 212,360	$ 212,360	212,360	$ 212,360
Revenue														67,279
Net loss														$ 88,507
Identifiable intangible assets							$ (895,586)
Purchase of ownership interest							22.00%			10.70%		10.70%	10.70%	10.70%	10.70%					22.00%
Orbit [Member] | Developed Technology Rights [Member]
Schedule of Equity Method Investments [Line Items]
Amortized years																5 years		5 years
Identifiable intangible assets							$ 2,092,320
Orbit [Member] | Customer Relationships [Member]
Schedule of Equity Method Investments [Line Items]
Identifiable intangible assets							$ 139,488
Orbit [Member] | Nuburu Defense [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment										$ 5,000,000						$ 1,500,000		$ 1,500,000
Equity method investment, final tranche closing date										Oct. 07, 2028
Equity method investment, ownership percentage																10.70%		10.70%
Equity method investment, ownership percentage required for amendment of bylaws										20.00%
Business acquisition, final tranche closing date										Dec. 31, 2026
Aggregate purchase price										$ 12,500,000
Business acquisition, cash paid										3,750,000
Business combination, non-cash consideration										$ 8,750,000
Exclusive rights period upon letter of intent										36 months
Purchase of ownership interest																10.70%		10.70%
Orbit [Member] | Nuburu Defense [Member] | Alessandro Zamboni [Member]
Schedule of Equity Method Investments [Line Items]
Business acquisition, consideration advance payment																$ 3,750,000		$ 3,750,000
Business acquisition, consideration offsetting credit payment																1,350,000		1,350,000
Business combination, consideration, remaining advance payment																$ 2,400,000		2,400,000
NewCo [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of capital owned				60.00%
SYME Strategic Investment [Member]
Schedule of Equity Method Investments [Line Items]
Inventory monetization advanced																		$ 5,668,545
Nominal value											$ 5,150,000
Conversion price per share | £ / shares																							£ 0.000039
SYME 3 [Member]
Schedule of Equity Method Investments [Line Items]
Variable Interest Entity Ownership Percentage														100.00%
Variable interest entity ownership, expected losses and residual returns percentage														100.00%
SYME 3 [Member] | Bond Subscription Agreement [Member]
Schedule of Equity Method Investments [Line Items]
Issuance in variable rate bonds | €			€ 30,000,000
Nominal value | €			€ 5,250,000
Maturity date		2029-03	2029-03
Subscription price | €			€ 4,824,294
Subscription price paid		$ 5,668,545	€ 4,824,294
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:EurodollarMember	us-gaap:EurodollarMember
Basis spread margin on variable rate		7.50%	7.50%
Cap rate	12.00%
Notice for redemption on bond payment date		120 days	120 days
Change in fair value of convertible notes receivable		$ 5,718,059												$ 5,685,021
Principal amount outstanding												$ 6,036,450	$ 6,036,450	6,036,450	$ 6,036,450
Discount on nominal amount | €			€ 425,706
Lyocon [Member] | Lyocon Acquisition [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage							50.00%
Purchase of ownership interest							50.00%
Tekne [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage																				2.90%
Purchase of ownership interest																				2.90%
Tekne [Member] | March 2026 Tekne Letter [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	70.00%
Payments to acquire ownership interest in cash | €	€ 6,000,000
Purchase of ownership interest	70.00%
Tekne [Member] | Tekne Convertible Receivable [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage									27.90%													27.90%
Purchase of ownership interest									27.90%													27.90%
Tekne [Member] | Tekne Convertible Receivable [Member] | March 2026 Tekne Letter [Member]
Schedule of Equity Method Investments [Line Items]
Convertible receivable interest rate	32.10%
Tekne [Member] | GP Authorization [Member] | March 2026 Tekne Letter [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of capital increase	25.00%
Percentage of subject to obtaining interest	60.00%
Percentage of additional subject to obtaining interest	10.00%
Tekne [Member] | Interest Acquisition [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage									2.90%													2.90%
Purchase of ownership interest									2.90%													2.90%
Tekne [Member] | Interest Acquisition [Member] | Tekne Purchase Agreement [member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage								2.90%	2.90%												2.90%	2.90%
Purchase of ownership interest								2.90%	2.90%												2.90%	2.90%
Maddox Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Development funds				$ 4,000,000
Percentage of development funds				10.00%
Percentage of capital owned				40.00%
Joint venture, exclusive rights period				5 years
Joint venture term				1 year
Notice of non-renewal				90 days
Research and Development Expense														$ 67,500
Joint venture cash payments													$ 289,000
Mr. D'Arrezzo [Member] | GP Authorization [Member] | March 2026 Tekne Letter [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of subject to obtaining interest	2.90%